COMMITMENTS AND CONTINGENCIES - 10-K - Narrative (Details) - Private GRI - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Mar. 31, 2021
Other Commitments [Line Items]
Discount rate	12.00%		12.00%
Remaining lease term	15 months	27 months
Operating lease expense	$ 59	$ 58
Cash paid for operating leases	$ 54	$ 58
Executive 1
Other Commitments [Line Items]
Accrued bonuses				$ 500
Executive 2
Other Commitments [Line Items]
Accrued bonuses				$ 500